Annual Operating Expenses - FidelityEquityDividendIncomeFund-AMCIZPRO - FidelityEquityDividendIncomeFund-AMCIZPRO - Fidelity Equity Dividend Income Fund	Feb. 14, 2025
Fidelity Advisor Equity Dividend Income Fund - Class Z
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.46%
Fidelity Advisor Equity Dividend Income Fund - Class I
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.58%
Fidelity Advisor Equity Dividend Income Fund - Class A
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.83%
Fidelity Advisor Equity Dividend Income Fund - Class M
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.08%
Fidelity Advisor Equity Dividend Income Fund - Class C
Operating Expenses:
Management fee	0.57%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.58%

[1]	A Based on estimated amounts for the current fiscal year.